Accounts receivable (Details) - CAD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade (Note 32)	$ 1,152,880	$ 1,106,187
R&D and other tax credits	157,668	163,608
Discount incentives	57,714	47,906
Other	56,855	45,844
Total accounts receivable	$ 1,425,117	$ 1,363,545